Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

6. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Laboratory equipment	329	336
Less: accumulated depreciation	(323)	(328)
	6	8

Depreciation expense for property, plant and equipment and right of use assets for the three months ended March 31, 2022, and March 31, 2021 was $23 and $56 respectively.

8. Property, plant, and equipment, net

Property, plant, and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows (in thousands):

	As of December 31,
	2021 $	2020 $
Laboratory equipment	336	364
Less: accumulated depreciation	(328)	(343)
	8	21

The Company’s property, plant and equipment was pledged as collateral to its line of credit loan as disclosed in Note 10. Depreciation expense was $12 and $21 for the years ended December 31, 2021, and 2020, respectively.